Average Annual Total Returns - FidelityGrowthIncomePortfolio-RetailPRO - FidelityGrowthIncomePortfolio-RetailPRO - Fidelity Growth & Income Portfolio	Sep. 29, 2023
Fidelity Growth & Income Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(5.00%)
Past 5 years	8.90%
Past 10 years	11.57%
Fidelity Growth & Income Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	(5.77%)
Past 5 years	7.86%
Past 10 years	10.80%
Fidelity Growth & Income Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(2.43%)
Past 5 years	6.89%
Past 10 years	9.47%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%